Commitments	12 Months Ended
Mar. 26, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments
13.	Commitments:

Operating leases:

The Company leases all of its retail stores under operating leases with the exception of one Birks Group location. The rental costs are based on minimum annual rentals and for some of the stores, a percentage of sales. Such percentage of sales varies by location. In addition, most leases are subject to annual adjustments for increases in real estate taxes and common area maintenance costs. The Company also has operating leases for certain equipment.

Future minimum lease payments for the next five years and thereafter are as follows (in thousands):

Year ending March:
2017	$15,535
2018	13,135
2019	12,272
2020	11,967
2021	10,401
Thereafter	45,057

$108,367

Rent expense for the Company was approximately $21.8 million, including $0.5 million of contingent rent for the year ended March 26, 2016, $23.4 million, including $0.7 million of contingent rent for the year ended March 28, 2015 and $24.3 million, including $0.3 million of contingent rent for the year ended March 29, 2014.